CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Series B Preferred Stock	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2010	$ 5	$ 568	$ 155,402	$ (182,711)	$ (26,736)
Beginning Balance - Shares at Sep. 30, 2010	475,087	56,817,177
Issuance of warrant for note payable conversion			452		452
Exercise of warrants, Shares		1,153,541			(1,336,668)
Exercise of warrants, Amount		12	900		913
Stock-based compensation			905		905
Issuance of warrants to a consultant			88		88
Sale of common stock, net of issuance costs, Shares		2,500,000
Sale of common stock, net of issuance costs, Amount		25	585		610
Note payable conversion, amount	1		211		212
Net income				299	299
Ending Balance, Amount at Sep. 30, 2011	5	605	158,543	(182,412)	(23,259)
Ending Balance, Shares at Sep. 30, 2011	526,080	60,470,718
Exercise of warrants, Shares		61,079			(940,000)
Exercise of warrants, Amount			16		16
Stock-based compensation			369		369
Issuance of warrants to a consultant			199		199
Sale of common stock, net of issuance costs, Shares		2,200,166
Sale of common stock, net of issuance costs, Amount		22	620		642
Net income				1,698	1,698
Ending Balance, Amount at Sep. 30, 2012	$ 5	$ 627	$ 159,747	$ (180,714)	$ (20,335)
Ending Balance, Shares at Sep. 30, 2012	526,080	62,731,963